Other Financial Liabilities at Fair Value Through Profit or Loss - Summary of Other Financial Liabilities at Fair Value Through Profit or Loss (Details) £ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss		£ 803		£ 1,434
Notional amount		162,049		197,215
US$30bn Euro Medium Term Note Programme
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss		5		102
Notional amount | $	$ 30,000,000,000		$ 30,000,000,000
Structured Notes Programmes
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss		413		805
Eurobonds
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss		142		150
Structured deposits
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss		223		375
Collateral and associated financial guarantees
Disclosure Of Other Financial Liabilities At Fair Value Through Profit Or Loss [Line Items]
Other financial liabilities at fair value through profit or loss		£ 20		£ 2